Business Combination - Schedule of Unaudited Pro Forma Combined Financial Information (Detail) - AP Wireless - USD ($) $ in Thousands	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Revenue	$ 15,591	$ 69,759	$ 55,706
Net loss	$ (7,196)	$ (120,457)	$ (82,141)